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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [_]; Amendment Number: ________________________________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Birch Run Capital, LLC
Address: 1350 Broadway, Suite 2412
         New York, NY 10018

13F File Number: 28-005-42627

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Caren Abramovich
Title:   Chief Operating & Compliance Officer
Phone:   212-433-1980

Signature, Place, and Date of Signing:

/s/ Caren Abramovich    New York, NY    2/14/2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 18

Form 13F Information Table Value Total: 261,657
                                        (thousands)

List of Other Included Managers:        NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                          FORM 13F INFORMATION TABLE

                  COLUMN 2 COLUMN 3        COLUMN 4       COLUMN 5  COLUMN 6  COLUMN 7         COLUMN 8
   COLUMN 1       -------- --------- -------------------- -------- ---------- -------- ------------------------
                  TITLE OF            VALUE   SHRS OR PRN SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER     CLASS    CUSIP    (X$1000)     AMT     PRN CALL DISCRETION MANAGERS SOLE   SHARE     NONE
--------------    -------- --------- -------- ----------- --- ---- ---------- -------- ---- --------- ---------
BANK OF AMERICA
  CORP...........   COM    060505104   1,974     170,000  SH  CALL   OTHER
BLACKROCK
  INC............   COM    09247X101  10,336      50,000  SH         OTHER                               50,000
CHATHAM
  LODGING
  TRUST..........   COM    16208T102   7,027     456,902  SH         OTHER                    456,902
CIT GROUP INC....   COM    125581801   1,507      39,000  SH         OTHER                     39,000
EAGLE MATERIALS
  INC............   COM    26969P108   5,850     100,000  SH         OTHER                              100,000
EMCOR GROUP
  INC............   COM    29084Q100   6,922     200,000  SH         OTHER                    200,000
EPL OIL & GAS
  INC............   COM    26883D108  33,063   1,466,228  SH         OTHER                    619,623   846,605
NORTHEAST
  BANCORP........   COM    663904209     457      49,980  SH         OTHER                     49,980
PNC FINANCIAL
  SERVICES
  GROUP..........   COM    693475105   2,041      35,000  SH  CALL   OTHER
QUIKSILVER INC...   COM    74838C106  13,283   3,125,443  SH         OTHER                  1,525,443 1,600,000
REGIS CORP.......   COM    758932107 143,720   8,494,082  SH         OTHER                  8,494,082
RETAIL
  OPPORTUNITY
  INVESTMENTS
  CORP...........   COM    76131N101     693      53,935  SH         OTHER                     53,935
RETAIL
  OPPORTUNITY
  INVESTMENTS
  CORP...........   COM    76131N101   4,776     371,600  SH  CALL   OTHER
SEARS HOMETOWN
  AND OUTLET
  ST.............   COM    812362101     892      27,398  SH         OTHER                     27,398
STAPLES INC......   COM    855030102   1,186     104,000  SH         OTHER                    104,000
STARWOOD
  PROPERTY TRUST
  INC............   COM    85571B105  21,959     956,400  SH         OTHER                    300,000   656,400
WALTER
  INVESTMENT
  MANAGEMENT.....   COM    93317W102   5,023     116,763  SH         OTHER                    116,763
ZIPREALTY INC....   COM    98974V107     948     338,661  SH         OTHER                    338,661